Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accounts receivable - related party valuation allowance
Income tax examination, likelihood of unfavorable settlement	Greater than 50%	Greater than 50%